Pro Forma Balance Sheet	Jun. 30, 2017 USD ($)
Pro Forma Adjustments (Dr) [Member]
Current assets:
Property and equipment, net	$ 340,539
Goodwill	2,134,700
Current liabilities:
Accrued interest	241,054
Convertible notes payable	2,067,040
Advances from stockholders	14,800
Deficiency in stockholders' equity:
Common stock	3,380,894	[1]
Additional common stock		[2]
Additional paid in capital	386,274	[2]
Accumulated deficit		[3]
Total assets and liabilities and stockholders' deficit	8,565,301
Pro Forma Adjustments (Cr) [Member]
Deficiency in stockholders' equity:
Common stock	2,322,894
Additional common stock	712
Additional paid in capital	2,492,048
Accumulated deficit	3,749,647
Total assets and liabilities and stockholders' deficit	8,565,301
Pro Forma [Member]
Current assets:
Cash and cash equivalents	11,694
Prepaid expenses	33,693
Total current assets	45,387
Property and equipment, net	358,000
Goodwill	2,134,700
Other intangibles	60,000
Other assets	3,000
Total assets	2,601,087
Current liabilities:
Accounts payable and accrued expenses	2,314,327
Derivative liabilities	2,227,000
Accrued interest
Convertible notes payable
Advances from stockholders
Total current liabilities	4,541,327
Deficiency in stockholders' equity:
Preferred stock
Common stock	712
Additional paid in capital	48,089,048
Accumulated deficit	(50,030,000)
Total stockholders' deficit	(1,940,240)
Total liabilities and stockholders' deficit	2,601,087
Lewis and Clark Pharmaceuticals, Inc. [Member]
Current assets:
Cash and cash equivalents	5,694
Prepaid expenses	2,693
Total current assets	8,387
Property and equipment, net	12,461	[2]
Goodwill		[2]
Total assets	20,848
Current liabilities:
Accounts payable and accrued expenses	3,327
Accrued interest	241,054	[1]
Convertible notes payable	2,067,040
Advances from stockholders	14,800	[1]
Total current liabilities	2,326,221
Deficiency in stockholders' equity:
Preferred stock
Common stock	1,058,000	[3]
Additional paid in capital	386,274	[3]
Accumulated deficit	(3,749,647)
Total stockholders' deficit	(2,305,373)
Total liabilities and stockholders' deficit	20,848
Inspyr Therapeutics, Inc. [Member]
Current assets:
Cash and cash equivalents	6,000
Prepaid expenses	31,000
Total current assets	37,000
Property and equipment, net	5,000
Goodwill
Other intangibles	60,000
Other assets	3,000
Total assets	105,000
Current liabilities:
Accounts payable and accrued expenses	2,311,000
Derivative liabilities	2,227,000
Advances from stockholders
Total current liabilities	4,538,000
Deficiency in stockholders' equity:
Preferred stock
Common stock
Additional paid in capital	45,597,000
Accumulated deficit	(50,030,000)
Total stockholders' deficit	(4,433,000)
Total liabilities and stockholders' deficit	$ 105,000

[1]	To record the conversion of Lewis and Clark Pharmaceuticals, Inc. ("Lewis and Clark") debt into Lewis and Clark common stock prior to the acquisition on July 31, 2017.
[2]	To record the purchase of Lewis and Clark. As consideration, we issued 7,122,172 shares of common, par value $0.0001 per share.The consideration issued has been valued at $2,492,760.
[3]	To eliminate the equity accounts of Lewis and Clark.